Consolidated Balance Sheets (Parentheticals)		Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Class A Ordinary Shares
Ordinary share, shares authorized (in Shares)	[1]	11,112,474	11,112,474
Ordinary share, shares issued (in Shares)	[1]	4,989,746	4,989,746
Ordinary share, shares outstanding (in Shares)	[1]	4,726,424	4,726,424
Class B Ordinary Shares
Ordinary share, shares authorized (in Shares)	[1]	1,554,192	1,554,192
Ordinary share, shares issued (in Shares)	[1]	1,554,192	1,554,192
Ordinary share, shares outstanding (in Shares)	[1]	1,554,192	1,554,192
Related Party
Due from a related party | $		$ 126,920
Due to a related party | $		$ 126,920

[1]	As of December 31, 2025 and 2024, 263,322 reserved for future issuance upon the vesting of RSAs granted under the 2020 Plan were considered issued but not outstanding. See Note 12.